PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalent	¥ 58,139	$ 8,189	¥ 158,283
Prepayments and other current assets	412,946	58,162	385,351
Total current assets	617,208	86,933	759,800
Total assets	6,053,943	852,680	6,004,934
Current liabilities:
Long-term, current portion	722,563	101,771	343,982
Accrued expenses and other liabilities	731,793	103,070	419,881
Derivative liability	163	23	5,290
Other payables	171,127	24,103	142,305
Total current liabilities	1,951,394	274,847	1,121,236
Non-current liabilities:
Long-term bank and other borrowings, non-current portion	1,994,014	280,851	2,471,427
Total liabilities	4,306,956	606,621	3,989,277
Shareholders' equity (deficit):
Treasury stock (12,101,847 and 12,101,847 shares as of December 31, 2022 and 2023, respectively)	(7)	(1)	(7)
Additional paid-in capital	2,007,965	282,816	1,930,633
Accumulated other comprehensive loss	(65,419)	(9,214)	(27,766)
Accumulated deficit	(4,064,589)	(572,485)	(3,766,931)
Total Concord Medical Services Holdings Limited shareholders' deficit	(2,121,945)	(298,869)	(1,863,966)
Total liabilities and equity	6,053,943	852,680	6,004,934
Common Class A
Shareholders' equity (deficit):
Ordinary shares	68	10	68
Common Class B
Shareholders' equity (deficit):
Ordinary shares	37	5	37
Related Party [Member]
Current assets:
Amounts due to subsidiaries	151,481	21,335	169,453
Current liabilities:
Other payables	9,671	1,362	13,105
Non-current liabilities:
Long-term bank and other borrowings, non-current portion	69,182	9,744	122,579
Subsidiaries [Member]
Current assets:
Amounts due to subsidiaries	185,466	26,122	178,453
Parent Company
Current assets:
Cash and cash equivalent	17,466	2,460	1,510	$ 213	¥ 15,058	¥ 2,079
Prepayments and other current assets	24,999	3,521	24,271
Total current assets	42,465	5,981	25,781
Total assets	42,465	5,981	25,781
Current liabilities:
Short term loan	41,179	5,800	32,417
Long-term, current portion	110,574	15,574	111,028
Accrued expenses and other liabilities	20,483	2,885	11,649
Derivative liability	163	23	5,290
Total current liabilities	2,164,410	304,850	1,889,747
Non-current liabilities:
Total liabilities	2,164,410	304,850	1,889,747
Shareholders' equity (deficit):
Treasury stock (12,101,847 and 12,101,847 shares as of December 31, 2022 and 2023, respectively)	(7)	(1)	(7)
Additional paid-in capital	2,007,965	282,816	1,930,633
Accumulated other comprehensive loss	(65,419)	(9,214)	(27,766)
Accumulated deficit	(4,064,589)	(572,485)	(3,766,931)
Total Concord Medical Services Holdings Limited shareholders' deficit	(2,121,945)	(298,869)	(1,863,966)
Total liabilities and equity	42,465	5,981	25,781
Parent Company | Common Class A
Shareholders' equity (deficit):
Ordinary shares	68	10	68
Parent Company | Common Class B
Shareholders' equity (deficit):
Ordinary shares	37	5	37
Parent Company | Subsidiaries [Member]
Current liabilities:
Other payables	¥ 1,992,011	$ 280,568	¥ 1,729,363